Liability Related to Warrants - Additional Information (Details) - USD ($)												1 Months Ended	12 Months Ended
	May 16, 2023	May 15, 2023	Jan. 12, 2023	Oct. 11, 2022	Oct. 06, 2022	Jun. 24, 2022	Jun. 23, 2022	Mar. 30, 2022	Mar. 14, 2022	Feb. 19, 2021	Oct. 22, 2020	Aug. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Oct. 31, 2022	Oct. 22, 2022	Jun. 30, 2022	Mar. 31, 2021
Class Of Warrant Or Right [Line Items]
Gross proceeds from senior secured notes financing			$ 4,000,000
Number of warrants issued			850,000	3,208,557									11,158,166	1,428,574
Class of warrant or right, number of securities called by warrants or rights														8,423,733	8,423,733		12,121,212
Warrant exercisable term	5 years		5 years
Proceeds from the issuance of shares and warrants									$ 8,000,000.0
Exercise price of warrants	$ 0.33		$ 0.53	$ 1.62								$ 2.32	$ 2.90
Warrant liability													$ 3,156,254	$ 5,570,530				$ 10,462,000
Proceeds to liabilities, initial liability			$ 338,320	$ 7,029,614
Residual amount allocated													2,126,955
Gross proceeds from offering							$ 5,000,002
Fair value of senior notes			$ 3,661,680
Warrants expiring date	Jun. 23, 2029
Combined purchase price for one common share and one warrant				$ 1.87
Net proceeds from share issuance				$ 6,000,002
Net proceeds from issuance of common stock				5,135,002
Loss on warrants				1,029,614
Total issue costs				$ 865,000
Legal fees on direct offering													170,739
Warrants exercised (shares)												384,446
Warrants exercised												$ 1,769,000	1,769,000
Private Placement
Class Of Warrant Or Right [Line Items]
Number of shares exercisable for common share														1
Exercise price of warrants														$ 1.87
Warrant liability														$ 5,135,002
Gross proceeds from offering														6,000,002
Total issue costs									$ 636,847				$ 465,211	1,029,614
Maximum
Class Of Warrant Or Right [Line Items]
Number of warrants issued	972,763	8,423,732		6,417,114
Exercise price of warrants		$ 1.62											$ 11.20
Minimum
Class Of Warrant Or Right [Line Items]
Exercise price of warrants		$ 11.20											$ 1.62
Common Shares
Class Of Warrant Or Right [Line Items]
Number of warrants issued							1,300,000
Shares issued during period, shares									528,572
Number of shares exercisable for common share									1
Residual amount allocated													$ 1,820,087
Prefunded Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants issued							645,526		185,715
Exercise price of warrants							$ 0.0001		$ 0.0035
Gross proceeds from offering						$ 65		$ 650
Prefunded Warrants | Common Shares
Class Of Warrant Or Right [Line Items]
Residual amount allocated													$ 107,818
Series A Warrants
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights									714,286
Exercise price of warrants									$ 11.20				$ 11.20
Warrant liability													$ 106,207	3,270,816
Change in fair value of warrant liability													$ (3,028,191)	(1,572,299)
Warrants expiring date													Sep. 14, 2027
Series A Warrants | Common Shares | Maximum
Class Of Warrant Or Right [Line Items]
Stock issued during period, shares, conversion of units									714,286
Series A Warrants | Black-Scholes Model
Class Of Warrant Or Right [Line Items]
Initial warrant liability													$ 4,757,559
Series B Warrants
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights									714,286
Combined offering price									$ 11.20
Exercise price of warrants									$ 11.20				$ 11.20
Warrant liability													$ 3,641	1,683,241
Change in fair value of warrant liability													$ (1,619,625)	(1,192,267)
Warrants expiring date													Sep. 14, 2023
Series B Warrants | Common Shares | Maximum
Class Of Warrant Or Right [Line Items]
Stock issued during period, shares, conversion of units									714,286
Series B Warrants | Black-Scholes Model
Class Of Warrant Or Right [Line Items]
Initial warrant liability													$ 2,857,755
Series C Warrants
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights							1,945,526					201,207
Warrant exercisable term													5 years
Exercise price of warrants													$ 2.32
Warrant liability													$ 494,289
Change in fair value of warrant liability													$ (3,065,563)
Warrants expiring date													Jun. 23, 2027
Class of warrants or rights for which termination date has been extended					972,763
Extended termination date					2 years
Series C Warrants | Black-Scholes Model
Class Of Warrant Or Right [Line Items]
Initial warrant liability													$ 4,046,836
Series D Warrants
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights							1,945,526					972,763
Warrant exercisable term													2 years
Exercise price of warrants													$ 2.32
Warrant liability													$ 153,598
Change in fair value of warrant liability													$ (1,471,428)
Warrants expiring date													Jun. 24, 2024
Combined offering price of warrants							$ 2.57
Series D Warrants | Black-Scholes Model
Class Of Warrant Or Right [Line Items]
Initial warrant liability													$ 3,080,121
2020 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants issued											(300,926)
Exercise price of warrants											$ 78.75
Warrant liability											$ 11,831,000			309,769				6,174,000
Residual amount allocated											$ 23,169,000
Change in fair value of warrant liability													(279,056)	(5,877,802)
Warrants expiring date																Oct. 22, 2025
2021 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants issued										(196,429)
Exercise price of warrants										$ 78.75
Warrant liability										$ 6,288,998				306,704				$ 4,288,000
Residual amount allocated										$ 48,711,002
Change in fair value of warrant liability													$ (276,527)	$ (3,990,948)
Warrants expiring date										Aug. 19, 2021